Submission	12 Months Ended
Dec. 31, 2025
Submission [Line Items]
Central Index Key	0001976870
Registrant Name	BRB FOODS INC.
Registration File Number	333-276557
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A